CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency translation adjustment, taxes
Share-based compensation expense	(67,824)	(32,919)	(24,976)
Unrealized holding gains on available for sale securities, net of income taxes	42
Reclassification adjustment for gains on available for sale securities realized in net income, net of income taxes	42
Cost of revenues [Member]
Share-based compensation expense	(4,124)	(664)	(349)
Selling and marketing expenses [Member]
Share-based compensation expense	(5,496)	(1,959)	(1,036)
General and administrative expenses [Member]
Share-based compensation expense	(51,154)	(28,274)	(22,302)
Research and development expenses [Member]
Share-based compensation expense	¥ (7,050)	¥ (2,022)	¥ (1,289)